Cash and cash equivalents: (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents:
Schedule of cash and cash equivalents

	December 31,
	2022		2023
Cash held at banks	Ps.	7,667,651	Ps.	10,751,796
Short term investments		5,507,340		3,121,101
Total cash and cash equivalents	Ps.	13,174,991	Ps.	13,872,897